Equity - Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (19,347)	€ (14,740)	€ (16,789)
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(8,710)	(5,999)	(9,884)
Venezuelan bolivars (see Note 2.a)
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,493)	(3,165)	(3,141)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	(3,223)	(2,918)	(1,395)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences	€ (3,921)	€ (2,658)	€ (2,369)